Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Related Party Transactions

21.	RELATED PARTY TRANSACTIONS
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2022	2021

Short-term employee benefits	8.8	8.4
Share-based payments	8.7	3.5
	$17.5	$11.9
These transactions are in the normal course of operations and all of the transactions are measured at the exchange amount of consideration established and agreed to by the parties.